LORD ABBETT SERIES FUND




                                                              May 7, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Lord Abbett Series Fund (the "Fund")
         1933 Act File No. 33-31072
         1940 Act File No. 811-5876


Gentlemen:

         Pursuant to paragraph (j) of Rule 497 and the requirements of the current EDGAR Filer Manual and Regulation S-T, we certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement (Post-Effective Amendment No. 12) which was filed electronically April 30, 1998.

         I trust the above is sufficient for your purposes.

                                                              Very truly yours,

                                                            /s/ Thomas F. Konop

                                                              Thomas F. Konop
                                                              Vice President